Commitments, contingencies, and guarantees (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Future Minimum Lease Payments Under Non-cancellable Lease

The total of the future minimum lease payments under non-cancellable lease are as follow:

	As at 31 March 2017	As at 31 March 2018	As at 31 March 2018
Particulars	(₹ in million)	(₹ in million)	(US Dollars in million)
Within one year of the balance sheet date	12	39	1
Due in a period between one year and five years	51	50	1
Due after five years	20	11	0
Total	83	100	2